American Beacon International Equity Fund

Supplement dated January 19, 2021 to the

Prospectus and Summary Prospectus, each dated February 28, 2020, as previously amended or supplemented

Effective January 1, 2021, Brian Cho of Causeway Capital Management LLC (“Causeway”) is added as a Portfolio Manager for the American Beacon International Equity Fund (the “Fund”). Accordingly, the following changes are made to the Prospectus and Summary Prospectus, as applicable:

I.	On page 19 of the Prospectus and page 6 of the Summary Prospectus, in the table under the heading “Fund Summary - American Beacon International Equity Fund - Portfolio Managers,” the information regarding Causeway is deleted and replaced with the following:

Causeway Capital Management LLC	Sarah H. Ketterer Chief Executive Officer Since 2001	Alessandro Valentini Director Since 2013

	Jonathan P. Eng Director Since 2006	Ellen Lee Director Since 2015

	Harry W. Hartford President Since 2001	Steven Nguyen Fundamental Portfolio Manager Since 2019

	Conor Muldoon Director Since 2010	Brian Cho Fundamental Portfolio Manager Since 2021

II.	On page 54 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – Causeway Capital Management LLC (“Causeway”)”, the second paragraph is deleted and replaced with the following:

Causeway’s portion of the American Beacon International Equity Fund is managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, Jonathan P. Eng, Conor Muldoon, Alessandro Valentini, Ellen Lee, Steven Nguyen, and Brian Cho.

III.	On page 55 of the Prospectus, under the heading “Fund Management - The Sub-Advisors – Causeway Capital Management LLC (“Causeway”)”, the following is added following the paragraph relating to Steven Nguyen:

Brian Cho, Fundamental Portfolio Manager, joined the firm in September 2013. His responsibilities include coverage of companies in the technology and communication services sectors. From 2011 to 2013, Mr. Cho was a vice president at BofA-ML Equity Research, covering the IT hardware and supply chain sector. From 2007 to 2011, he worked as an associate at Goldman Sachs Equity Research covering the same sector. From 2006 to 2007, he worked as an analyst at Morgan Stanley Equity Research covering the internet and interactive software sector. Prior to that, he worked as an analyst at PA Consulting Group in the financial services practice. Mr. Cho earned a BSc in management science from Massachusetts Institute of Technology. Mr. Cho has co-managed the Fund since 2021.

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American Beacon International Equity Fund

Supplement dated January 19, 2021 to the

Statement of Additional Information dated February 28, 2020, as previously amended or supplemented

Effective January 1, 2021, Brian Cho of Causeway Capital Management, LLC (“Causeway”) is added as a portfolio manager for the American Beacon International Equity Fund (the “Fund”). Accordingly, the following changes are made to the Statement of Additional Information:

A.	On page 51, under the heading “Portfolio Managers”, the table related to Causeway is deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance-Based
Name of Investment Advisor and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Causeway Capital Management LLC
Sarah H. Ketterer	16($13.8 bil)	24($5.2 bil)	146($23.3 bil)	None	None	9($2.3 bil)
Harry W. Hartford	16($13.8 bil)	24($5.2 bil)	99($23.1 bil)	None	None	9($2.3 bil)
Jonathan P. Eng	16($13.8 bil)	24($5.2 bil)	95($23.1 bil)	None	None	9($2.3 bil)
Conor Muldoon	16($13.8 bil)	24($5.2 bil)	93($23.1 bil)	None	None	9($2.3 bil)
Ellen Lee	16($13.8 bil)	24($5.2 bil)	93($23.1 bil)	None	None	9($2.3 bil)
Alessandro Valentini	16($13.8 bil)	24($5.2 bil)	95($23.1 bil)	None	None	9($2.3 bil)
Steven Nguyen	16($13.8 bil)	24($5.2 bil)	93($23.1 bil)	None	None	9($2.3 bil)
Brian Cho*	13($12.4 bil)	21($5.3 bil)	82($23.1 bil)	None	None	4($1.6 bil)

*As of January 1, 2021

B.	On page 62, under the heading “Portfolio Managers-Ownership of the Funds”, the table related to Causeway is deleted and replaced with the following:

Name of Investment Advisor and Portfolio Managers	International Equity Fund
Causeway Capital Management LLC
Sarah H. Ketterer	None
Harry W. Hartford	None
Jonathan Eng	None
Conor Muldoon	None
Alessandro Valentini	None
Ellen Lee	None
Steven Nguyen	None
Brian Cho*	None

*As of January 1, 2021

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